Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2022
Text block [abstract]
Summary of Significant Accounting Policies

2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The interim consolidated financial statements, including selected explanatory notes, of the Group have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). The interim consolidated financial statements should be read in conjunction with the Group’s consolidated financial statements for the fiscal year ended March 31, 2022, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.
Significant Accounting Policies
The significant accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the fiscal year ended March 31, 2022.
For the six months ended September 30, 2022, a number of amendments to standards have become effective; however, they have not resulted in any material impact on the Group’s interim consolidated financial statements.
Recent Accounting Pronouncements
The Group is currently assessing the impact of the following standards, amendments to standards, and interpretations that are not yet effective and have not been early adopted:
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
In September 2014, the IASB issued the narrow-scope amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” to address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The effective date of applying the amendments was January 1, 2016 when they were originally issued, however, in December 2015, the IASB issued
Effective Date of Amendments to IFRS 10 and IAS 28
to remove the effective date and indicated that a new effective date will be determined at a future date when it has finalized revisions, if any, that result from its research project on equity accounting. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
IFRS 17 “Insurance Contracts”
In May 2017, the IASB published IFRS 17 “Insurance Contracts,” which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, replacing IFRS 4 “Insurance Contracts.” IFRS 4 provided entities dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner. Insurance obligations will be accounted for by using present values instead of historical cost.
In June 2020, the IASB issued amendments to IFRS 17 to help entities implement the standard and make it easier for them to explain their financial performance. The fundamental principles introduced when the IASB first issued IFRS 17 in May 2017 remain unaffected. The mandatory effective date of applying IFRS 17 was January 1, 2021 when it was originally issued but deferred to annual periods beginning on or after January 1, 2023 and are not expected to have a material impact on the Group’s consolidated financial statements.
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
In February 2021, the IASB issued narrow-scope amendments to IAS 1 “Presentation of Financial Statements” and IFRS Practice Statement 2 “Making Materiality Judgements” to support entities improve accounting policy disclosures for users of financial statements. The amendments to IAS 1 require entities to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures. The amendments are effective for annual periods beginning on or after January 1, 2023.
Definition of Accounting Estimates (Amendments to IAS 8)
In February 2021, the IASB issued narrow-scope amendments to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors.” The amendments introduce the definition of accounting estimates and clarify how entities should distinguish changes in accounting policies from changes in accounting estimates. The amendments are effective for annual periods beginning on or after January 1, 2023.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
In May 2021, the IASB issued narrow-scope amendments to IAS 12 “Income Taxes” to specify how entities should account for deferred tax on transactions such as leases and decommissioning obligations. The aim of the amendments is to reduce diversity in the reporting of deferred tax on such transactions. The amendments are effective for annual periods beginning on or after January 1, 2023 and are not expected to have a material impact on the Group’s consolidated financial statements.
Initial Application of IFRS 17 and IFRS 9—Comparative Information (Amendment to IFRS 17)
In December 2021, the IASB issued a narrow-scope amendment to the transition requirements in IFRS 17 to help entities avoid temporary accounting mismatches between financial assets and insurance contract liabilities caused by the different transition requirements between IFRS 17 and IFRS 9 “Financial Instruments.” The amendments are effective for annual periods beginning on or after January 1, 2023 and are not expected to have a material impact on the Group’s consolidated financial statements.
Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1)
In January 2020, the IASB issued narrow-scope amendments to IAS 1 to clarify how to classify debt and other liabilities as current or non-current.
The amendments make it easier for entities to determine whether, in the statements of financial position, debt and other liabilities with an uncertain settlement date should be classified as current or non-current.
The effective date of applying the amendments was January 1, 2022 when they were originally issued, however, in July 2020, the IASB issued an amendment which defers the effective date to annual periods beginning on or after January 1, 2023. Subsequently, in October 2022, the IASB issued an amendment which defers the effective date to annual periods beginning on or after January 1, 2024. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
In September 2022, the IASB issued narrow-scope amendments to IFRS 16 “Leases,” which add to subsequent measurement requirements for the lease liability arising from a sale and leaseback transaction. The amendments specify how to measure the lease liability when reporting after the date of the transaction. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Non-current
Liabilities with Covenants (Amendments to IAS 1)
In October 2022, the IASB issued amendments to IAS 1 to improve the information entities provide about long-term debt with covenants. The amendments to IAS 1 specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current
at the reporting date. Instead, the amendments require an entity to disclose information about these covenants in the notes to the financial statements and enable investors to understand the risk that such debt could become repayable early. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.